Cash and Cash Equivalents - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Bank overdrafts deducted from cash and cash equivalents	₽ 1,423	₽ 1,229
Short-term deposits	494	1,062
Undrawn committed borrowing facilities	573	475
Dividends paid	1,394	978	₽ 7
Acquisition of non-controlling interests in subsidiaries	0	3,358	0
Fines and penalties on overdue finance leases	10	13	129
Interest accrued	36,660	41,528	45,664
Effect of restructuring of loans and finance leases	₽ 33,514	₽ 264	₽ 992